PIONEER VARIABLE CONTRACTS TRUST

Pioneer Bond VCT Portfolio — Class I and II Shares

                                                                                          Schedule of Investments
March 31, 2019

Schedule of Investments | 3/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.9%
	CONVERTIBLE PREFERRED STOCKS - 0.5% of Net Assets
	Banks - 0.5%
334(a)	Bank of America Corp., 7.25%	$434,825
330(a)	Wells Fargo & Co., 7.5%	426,475
	Total Banks	$861,300
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $770,301)	$861,300
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 9.4% of Net Assets
100,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	$99,868
100,000	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	102,413
200,000	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	204,404
187,915(b)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	188,771
100,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	100,755
2,231(c)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.976% (1 Month USD LIBOR + 49 bps), 6/25/36	2,231
327,671	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	326,997
400,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	402,457
217,753(b)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	216,016
100,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	98,896
39,983(d)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3, 3.663%, 7/25/35	39,860
250,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	253,660
150,000	Elm Trust, Series 2018-2A, Class A2, 4.605%, 10/20/27 (144A)	151,537
29,342(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	29,729
250,000+	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	249,957
45,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.22%, 12/15/21 (144A)	45,313
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	249,891
220,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	222,761
150,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	149,814
1,951(c)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.786% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	1,950
100,000(c)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.993% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	100,250
189,960(c)	Home Partners of America Trust, Series 2018-1, Class A, 3.382% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	189,416
21,142	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	14,024
100,000(c)	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.732% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	99,726
160,000(c)	Invitation Homes Trust, Series 2018-SFR2, Class D, 3.934% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	158,747
240,000(c)	Invitation Homes Trust, Series 2018-SFR3, Class D, 4.132% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	240,270
130,000(c)	Invitation Homes Trust, Series 2018-SFR3, Class E, 4.482% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	129,796
24,375	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	24,860
250,000	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	256,674
500,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	501,867
153,836	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	153,914
479,878(b)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	475,004
377,554(b)	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.5%, 8/25/58 (144A)	380,703
710,000(b)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	707,082
100,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	99,578
149,981(c)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.486% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	149,856
133,483(c)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 3.161% (1 Month USD LIBOR + 68 bps), 1/25/36	133,117
130,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	130,155
100,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	99,157
130,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/34 (144A)	129,703
350,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	355,550
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
100,000	Progress Residential Trust, Series 2018-SFR2, Class D, 4.338%, 8/17/35 (144A)	$100,959
110,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	111,785
190,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	195,514
61,138	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	61,273
98,042	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	98,374
291(d)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 4.895%, 10/25/34	297
400,000(b)	Towd Point Mortgage Trust, Series 2015-2, Class 1M1, 3.25%, 11/25/60 (144A)	396,299
237,597(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	236,068
320,000(b)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	321,024
330,000(b)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	329,611
325,000(b)	Towd Point Mortgage Trust, Series 2016-4, Class M1, 3.25%, 7/25/56 (144A)	317,155
765,000(b)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	725,989
765,000(b)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	733,551
500,000(b)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	476,803
170,000(b)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	167,266
282,988(b)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	279,849
500,000(b)	Towd Point Mortgage Trust, Series 2018-5, Class A1B, 3.25%, 7/25/58 (144A)	484,304
446,185(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	447,064
360,000(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A2, 4.25%, 10/25/58 (144A)	362,269
451,510(b)	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, 3/25/58 (144A)	458,455
600,000(b)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	588,165
835,981(c)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 3.486% (1 Month USD LIBOR + 100 bps), 10/25/48 (144A)	835,980
200,000(c)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 3.334% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	200,010
67,680	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	67,664
16,060	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	15,904
111,121	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	110,471
195,520	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	196,151
100,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/23 (144A)	100,692
220,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class B, 3.32%, 10/16/23 (144A)	220,693
140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	142,367
100,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	100,063
	TOTAL ASSET BACKED SECURITIES
	(Cost $16,401,182)	$16,548,798
	COLLATERALIZED MORTGAGE OBLIGATIONS - 23.5% of Net Assets
250,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$247,257
97,757(b)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	96,920
100,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	101,479
100,000(b)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	102,361
230,000(b)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	232,399
125,000(c)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.984% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	128,750
43,469	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 5/15/48 (144A)	43,157
200,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.433% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	199,929
360,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	365,488
270,049(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	-
177,106(b)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	177,975
295,341(c)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 3.026% (1 Month USD LIBOR + 54 bps), 8/25/35	294,690
180,000(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.086% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	180,729
190,000(c)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.836% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	190,056
505,000(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.336% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	507,191
180,000(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 5.236% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	180,143
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
150,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 4.234% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	$150,000
150,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 5.184% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	150,000
250,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	257,649
125,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	131,914
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	264,095
100,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	100,100
120,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	127,597
140,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	143,362
10,360(b)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.529%, 12/25/33	10,618
250,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	264,827
250,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	260,508
150,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	150,739
125,000(b)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.57%, 9/10/58	131,187
250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	212,221
300,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/24 (144A)	314,785
383,060(b)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	387,274
343,374(b)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)	339,927
67,156	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	66,900
135,668(b)	COLT Mortgage Loan Trust, Series 2018-3, Class A1, 3.692%, 10/26/48 (144A)	135,925
25,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	25,667
241,826	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	240,642
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	246,961
200,000(b)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.137%, 8/10/50 (144A)	208,335
50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	50,269
150,000(b)	COMM Mortgage Trust, Series 2014-CR16, Class C, 4.922%, 4/10/47	156,944
233,783(b)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.502%, 11/10/47	241,474
7,378(c)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.875% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	7,369
250,000	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	257,162
150,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	153,384
200,000(b)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	199,362
100,000(b)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.544%, 8/10/48	104,304
175,000(b)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	176,975
192,561	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	196,145
470,000(c)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.936% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	470,588
185,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.786% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	186,210
300,000(b)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.537%, 11/15/48	305,635
100,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	99,439
114,770(b)	CSMC Trust, Series 2013-IVR3, Class A1, 2.5%, 5/25/43 (144A)	109,702
229,540(b)	CSMC Trust, Series 2013-IVR3, Class A2, 3.0%, 5/25/43 (144A)	223,285
253,203(b)	CSMC Trust, Series 2013-IVR3, Class B4, 3.455%, 5/25/43 (144A)	244,190
283,768(b)	CSMC Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/43 (144A)	273,255
310,349(b)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	309,108
565,469(b)	CSMC Trust, Series 2018-J1, Class A11, 3.5%, 2/25/48 (144A)	551,720
694,307(b)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	694,066
176,145(b)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	175,323
125,452(b)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	125,349
190,000(c)	Eagle Re, Ltd., Series 2018-1, Class M1, 4.186% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	190,697
171,406(b)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	169,080
90,916(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 3.086% (1 Month USD LIBOR + 60 bps), 7/25/30	90,709
450,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 4.636% (1 Month USD LIBOR + 215 bps), 10/25/30	449,385
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
318,476(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 3.206% (1 Month USD LIBOR + 72 bps), 1/25/31	$318,396
140,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.836% (1 Month USD LIBOR + 235 bps), 1/25/31	140,581
31,774	Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.5%, 3/15/35	35,087
450,380(c)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.066% (1 Month USD LIBOR + 655 bps), 8/15/42	95,013
166,501	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.5%, 5/25/47	166,666
5,485	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	5,671
550,000	Federal National Mortgage Association REMICS, Series 2013-61, Class BY, 3.0%, 6/25/43	534,776
177,071(b)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	172,993
270,093(b)	Flagstar Mortgage Trust, Series 2018-2, Class B1, 4.073%, 4/25/48 (144A)	271,298
321,625(b)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	324,937
147,946(b)	Flagstar Mortgage Trust, Series 2018-3INV, Class B1, 4.517%, 5/25/48 (144A)	156,357
212,662(b)	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.0%, 9/25/48 (144A)	215,060
300,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 3.236% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	299,754
310,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.786% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	306,557
300,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 0.0% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	300,099
230,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.836% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	231,548
320,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 5.936% (1 Month USD LIBOR + 345 bps), 10/25/29	345,814
410,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 4.986% (1 Month USD LIBOR + 250 bps), 3/25/30	419,863
155,063(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 3.186% (1 Month USD LIBOR + 70 bps), 9/25/30	154,967
111,144(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.167%, 8/25/48 (144A)	111,913
200,000(b)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.933%, 6/25/47 (144A)	199,649
53,849(c)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.49% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	55,314
50,100(c)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.49% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	50,890
125,000(b)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.953%, 10/25/48 (144A)	127,260
90,000(b)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.036%, 7/25/27 (144A)	91,580
199,247(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	204,135
100,000(b)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.382%, 12/15/34 (144A)	99,449
30,558	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	31,998
14,128	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	14,149
1,450,389(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.795%, 10/16/58	104,651
217,892	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	214,770
200,000(b)	GS Mortgage Securities Trust, Series 2013-GC12, Class C, 4.179%, 6/10/46	199,207
200,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	203,720
150,000+(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class A1, 4.0%, 8/25/49 (144A)	151,734
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	341,870
50,000(b)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.174%, 5/15/48 (144A)	50,836
72,495	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	74,268
200,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	203,560
450,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	450,329
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	262,906
91,880(b)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A3, 3.0%, 3/25/43 (144A)	91,562
248,297(b)	JP Morgan Mortgage Trust, Series 2016-4, Class A13, 3.5%, 10/25/46 (144A)	246,919
277,744(b)	JP Morgan Mortgage Trust, Series 2016-5, Class AM, 2.638%, 12/25/46 (144A)	274,426
320,000(b)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	316,839
179,993(b)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	179,026
507,546(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	507,599
271,290(b)	JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.0%, 10/26/48 (144A)	270,280
210,000(b)	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.581%, 10/26/48 (144A)	211,130
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
148,639(b)	JP Morgan Mortgage Trust, Series 2017-5, Class B1, 3.175%, 10/26/48 (144A)	$146,312
331,695(b)	JP Morgan Mortgage Trust, Series 2017-6, Class B1, 3.845%, 12/25/48 (144A)	335,003
132,277(b)	JP Morgan Mortgage Trust, Series 2018-3, Class B1, 3.781%, 9/25/48 (144A)	132,057
475,000(b)	JP Morgan Mortgage Trust, Series 2018-4, Class A17, 3.5%, 10/25/48 (144A)	472,371
196,379(b)	JP Morgan Mortgage Trust, Series 2018-4, Class B2, 3.795%, 10/25/48 (144A)	187,108
504,968(b)	JP Morgan Mortgage Trust, Series 2019-1, Class A4, 4.0%, 5/25/49 (144A)	511,925
300,000(b)	JP Morgan Mortgage Trust, Series 2019-2, Class A6, 4.0%, 8/25/49 (144A)	304,336
319,513(b)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	323,033
324,506(b)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.0%, 6/25/49 (144A)	323,042
120,240(b)	JP Morgan Trust, Series 2015-3, Class A6, 3.0%, 5/25/45 (144A)	120,111
150,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	153,608
200,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	200,187
100,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.093%, 12/15/49 (144A)	85,773
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	268,002
1,600,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.113%, 6/15/51	18,455
109,966(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.773% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	108,866
32,494(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.5% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	31,804
100,000(b)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.128%, 4/20/48 (144A)	98,974
274,777(b)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A1, 3.5%, 5/25/48 (144A)	274,141
199,222(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class M2, 3.25%, 1/25/61 (144A)	192,195
130,402	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	130,523
250,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	269,075
203,247(c)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.236% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	201,804
139,630(b)	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75%, 12/25/57 (144A)	144,759
225,424(b)	NRP Mortgage Trust, Series 2013-1, Class B2, 3.315%, 7/25/43 (144A)	223,753
412,412(b)	PMT Loan Trust, Series 2013-J1, Class A1, 3.5%, 9/25/43 (144A)	412,525
298,129(b)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	299,444
190,000(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.886% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	189,638
310,000(c)	Radnor Re, Ltd., Series 2019-1, Class M1B, 4.436% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	311,139
55,054(b)	Sequoia Mortgage Trust, Series 2012-6, Class A2, 1.808%, 12/25/42	53,125
586,021(b)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	536,547
211,014(b)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	200,546
422,027(b)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	408,527
387,329(b)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	380,624
402,662(b)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	388,612
420,846(b)	Sequoia Mortgage Trust, Series 2013-6, Class A2, 3.0%, 5/25/43	414,789
93,269(b)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	87,835
365,512(b)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	359,362
808,529(b)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	806,729
408,574(b)	Sequoia Mortgage Trust, Series 2013-11, Class A1, 3.5%, 9/25/43 (144A)	407,554
63,240(b)	Sequoia Mortgage Trust, Series 2015-1, Class A2, 3.0%, 1/25/45 (144A)	62,361
509,706(b)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	497,543
573,020(b)	Sequoia Mortgage Trust, Series 2015-3, Class A4, 3.5%, 7/25/45 (144A)	576,512
277,807(b)	Sequoia Mortgage Trust, Series 2017-7, Class A1, 3.5%, 10/25/47 (144A)	276,928
91,059(b)	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.0%, 12/25/47 (144A)	92,407
393,349(b)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	394,267
391,852(b)	Sequoia Mortgage Trust, Series 2018-6, Class A22, 4.0%, 7/25/48 (144A)	393,842
322,455(b)	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.0%, 11/25/48 (144A)	327,276
446,583(b)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	454,006
341,850(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	351,193
212,893(b)	Shellpoint Co-Originator Trust, Series 2017-1, Class A1, 3.5%, 4/25/47 (144A)	212,481
170,000(c)	STACR Trust, Series 2018-DNA3, Class M1, 3.236% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	169,825
370,000(c)	STACR Trust, Series 2018-DNA3, Class M2, 4.586% (1 Month USD LIBOR + 210 bps), 9/25/48 (144A)	365,019
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
380,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 6.686% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	$389,229
220,000(c)	STACR Trust, Series 2018-HRP2, Class M3, 4.886% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	226,233
200,000(c)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.654% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	199,495
265,000(b)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	269,437
430,000(b)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	424,167
360,000(b)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	347,637
221,050(b)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	218,857
150,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	152,583
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	266,973
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	252,315
200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	193,587
100,000(b)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.418%, 3/15/48 (144A)	93,938
150,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	157,100
170,634(b)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	170,054
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $41,401,375)	$41,467,770
	CORPORATE BONDS - 32.1% of Net Assets
	Aerospace & Defense - 0.4%
470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	$467,990
270,000	United Technologies Corp., 4.125%, 11/16/28	280,507
	Total Aerospace & Defense	$748,497
	Agriculture - 1.0%
630,000	Altria Group, Inc., 5.375%, 1/31/44	$628,645
137,000	Altria Group, Inc., 5.95%, 2/14/49	147,009
435,000	Philip Morris International, Inc., 3.25%, 11/10/24	440,089
570,000	Reynolds American, Inc., 4.45%, 6/12/25	585,921
	Total Agriculture	$1,801,664
	Airlines - 0.1%
258,216	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$250,888
	Total Airlines	$250,888
	Auto Manufacturers - 1.2%
225,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$228,211
440,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	431,052
400,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	395,354
125,000	Nissan Motor Acceptance Corp., 2.15%, 7/13/20 (144A)	123,328
255,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	253,707
350,000	Toyota Motor Credit Corp., 2.125%, 7/18/19	349,507
400,000	Volkswagen Group of America Finance LLC, 4.0%, 11/12/21 (144A)	408,070
	Total Auto Manufacturers	$2,189,229
	Banks - 5.8%
345,000(c)	Bank of New York Mellon Corp., 3.801% (3 Month USD LIBOR + 105 bps), 10/30/23	$349,064
250,000(a)(b)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	250,425
200,000(a)(b)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	204,500
200,000(a)(b)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	199,750
450,000(a)(b)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	471,938
250,000	BPCE SA, 2.25%, 1/27/20	248,871
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	205,726
745,000(c)	Canadian Imperial Bank of Commerce, 3.053% (3 Month USD LIBOR + 32 bps), 2/2/21	745,511
90,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	92,560
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	254,582
400,000(a)(b)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	410,500
250,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	254,675
615,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	639,637
430,000(b)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	445,928
286,000(b)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	282,326
215,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	219,730
150,000	HSBC Bank Plc, 7.65%, 5/1/25	177,323
400,000(a)(b)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	395,760
200,000(a)(b)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	189,000
300,000	KeyCorp, 5.1%, 3/24/21	313,010
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	404,654
325,000	Morgan Stanley, 4.1%, 5/22/23	334,653
200,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	204,739
300,000	Nordea Bank Abp, 4.875%, 5/13/21 (144A)	307,791
435,000(a)(b)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	463,275
400,000(a)(b)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	412,500
Principal Amount USD ($)		Value
	Banks - (continued)
425,000	SunTrust Bank, 2.45%, 8/1/22	$419,450
495,000(b)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	493,853
250,000	UBS AG, 7.625%, 8/17/22	275,295
400,000(a)(b)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	406,012
200,000(a)(b)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	207,628
	Total Banks	$10,280,666
	Beverages - 0.5%
610,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$669,504
240,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	230,028
	Total Beverages	$899,532
	Biotechnology - 0.6%
142,000	Baxalta, Inc., 3.6%, 6/23/22	$142,731
200,000	Biogen, Inc., 3.625%, 9/15/22	203,142
405,000	Biogen, Inc., 5.2%, 9/15/45	427,665
344,000	Celgene Corp., 4.55%, 2/20/48	349,033
	Total Biotechnology	$1,122,571
	Building Materials - 0.8%
179,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$174,973
400,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	401,138
270,000	Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	270,293
110,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	113,034
210,000	Owens Corning, 3.4%, 8/15/26	197,919
100,000	Owens Corning, 4.3%, 7/15/47	80,912
70,000	Owens Corning, 4.4%, 1/30/48	57,590
160,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	162,800
	Total Building Materials	$1,458,659
	Chemicals - 0.4%
78,000	CF Industries, Inc., 4.95%, 6/1/43	$66,885
292,000	CF Industries, Inc., 5.375%, 3/15/44	263,165
220,000	Chemours Co., 7.0%, 5/15/25	231,550
180,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	176,850
	Total Chemicals	$738,450
	Commercial Services - 0.4%
200,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	$194,521
175,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	172,083
80,000	Moody's Corp., 3.25%, 6/7/21	80,659
50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	49,439
222,000	Verisk Analytics, Inc., 5.5%, 6/15/45	247,336
	Total Commercial Services	$744,038
	Diversified Financial Services - 1.1%
260,000(c)	AIG Global Funding, 3.08% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$260,533
170,000	Capital One Financial Corp., 3.3%, 10/30/24	168,317
400,000	Capital One Financial Corp., 3.75%, 4/24/24	406,140
180,000	Capital One Financial Corp., 4.25%, 4/30/25	186,829
100,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	98,867
225,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	225,889
450,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	449,456
165,000	Visa, Inc., 2.2%, 12/14/20	164,274
	Total Diversified Financial Services	$1,960,305
	Electric - 2.3%
105,000	Calpine Corp., 5.25%, 6/1/26 (144A)	$104,475
300,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	318,973
235,000	Dominion Energy, Inc., 2.579%, 7/1/20	233,702
30,000	Edison International, 2.4%, 9/15/22	27,720
200,000(a)(b)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	201,250
225,000	Exelon Corp., 2.85%, 6/15/20	224,755
135,000	Iberdrola International BV, 6.75%, 7/15/36	168,493
200,000	Indiana Michigan Power Co., 4.55%, 3/15/46	213,742
200,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	201,008
34,437	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	34,918
298,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	298,000
430,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	431,802
83,000	NRG Energy, Inc., 5.75%, 1/15/28	87,980
7,348	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	7,305
430,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	414,615
42,857	San Diego Gas & Electric Co., 1.914%, 2/1/22	41,799
335,000	Sempra Energy, 3.4%, 2/1/28	323,109
117,857	Southern California Edison Co., 1.845%, 2/1/22	113,655
295,000	Southern California Edison Co., 4.875%, 3/1/49	312,509
335,000	Southwestern Electric Power Co., 3.9%, 4/1/45	316,436
	Total Electric	$4,076,246
	Electronics - 0.5%
300,000	Amphenol Corp., 3.125%, 9/15/21	$302,549
102,000	Amphenol Corp., 3.2%, 4/1/24	101,938
259,000	Amphenol Corp., 4.35%, 6/1/29	273,796
Principal Amount USD ($)		Value
	Electronics - (continued)
250,000	Flex, Ltd., 4.75%, 6/15/25	$257,360
	Total Electronics	$935,643
	Energy-Alternate Sources - 0.0%†
59,464	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$63,290
	Total Energy-Alternate Sources	$63,290
	Environmental Control - 0.1%
175,000	Republic Services, Inc., 2.9%, 7/1/26	$171,263
	Total Environmental Control	$171,263
	Food - 0.7%
323,000	Conagra Brands, Inc., 3.8%, 10/22/21	$329,052
107,000	Conagra Brands, Inc., 4.3%, 5/1/24	111,031
200,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	194,943
100,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	96,143
265,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	263,142
120,000(c)	Tyson Foods, Inc., 3.091% (3 Month USD LIBOR + 45 bps), 8/21/20	119,815
105,000(c)	Tyson Foods, Inc., 3.165% (3 Month USD LIBOR + 55 bps), 6/2/20	104,915
	Total Food	$1,219,041
	Forest Products & Paper - 0.1%
120,000	International Paper Co., 6.0%, 11/15/41	$133,898
	Total Forest Products & Paper	$133,898
	Gas - 0.2%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$107,472
201,037	Nakilat, Inc., 6.267%, 12/31/33 (144A)	223,915
	Total Gas	$331,387
	Healthcare-Products - 0.8%
141,000	Abbott Laboratories, 3.75%, 11/30/26	$146,573
124,000(c)	Becton Dickinson & Co., 3.476% (3 Month USD LIBOR + 88 bps), 12/29/20	124,011
360,000	Boston Scientific Corp., 4.0%, 3/1/28	370,088
350,000	Medtronic, Inc., 3.15%, 3/15/22	355,559
380,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	380,072
	Total Healthcare-Products	$1,376,303
	Healthcare-Services - 0.4%
239,000	Anthem, Inc., 3.35%, 12/1/24	$240,662
164,000	Anthem, Inc., 3.65%, 12/1/27	163,834
41,000	Anthem, Inc., 4.101%, 3/1/28	42,188
57,000	HCA, Inc., 5.625%, 9/1/28	60,277
38,000	HCA, Inc., 5.875%, 2/1/29	40,943
130,000	Humana, Inc., 3.95%, 3/15/27	131,350
	Total Healthcare-Services	$679,254
	Home Builders - 0.1%
165,000	Meritage Homes Corp., 6.0%, 6/1/25	$173,250
	Total Home Builders	$173,250
	Household Products & Wares - 0.2%
295,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$290,378
	Total Household Products & Wares	$290,378
	Insurance - 2.0%
310,000	Aflac, Inc., 3.625%, 11/15/24	$321,334
90,000	AXA SA, 8.6%, 12/15/30	117,900
300,000	CNA Financial Corp., 4.5%, 3/1/26	312,536
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	294,196
175,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	186,928
545,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	733,629
500,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	494,555
200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	199,216
75,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	74,961
355,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	363,485
145,000	Protective Life Corp., 7.375%, 10/15/19	148,384
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	35,737
315,000	Torchmark Corp., 4.55%, 9/15/28	332,554
	Total Insurance	$3,615,415
	Internet - 0.8%
400,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$392,227
260,000	Booking Holdings, Inc., 3.55%, 3/15/28	258,785
50,000	Booking Holdings, Inc., 3.6%, 6/1/26	50,811
300,000	Booking Holdings, Inc., 3.65%, 3/15/25	305,832
175,000	Expedia Group, Inc., 4.5%, 8/15/24	181,655
185,000	Expedia Group, Inc., 5.0%, 2/15/26	195,859
	Total Internet	$1,385,169
	Iron & Steel - 0.1%
175,000	Commercial Metals Co., 5.75%, 4/15/26	$174,562
	Total Iron & Steel	$174,562
	Media - 0.4%
270,000	Comcast Corp., 4.15%, 10/15/28	$284,185
225,000	Comcast Corp., 4.25%, 10/15/30	239,036
Principal Amount USD ($)		Value
	Media - (continued)
100,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	$104,375
	Total Media	$627,596
	Mining - 0.3%
200,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$203,809
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	207,883
125,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	109,376
	Total Mining	$521,068
	Miscellaneous Manufacturers - 0.3%
20,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$20,050
120,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	118,200
250,000	General Electric Co., 5.3%, 2/11/21	258,745
	Total Miscellaneous Manufacturers	$396,995
	Oil & Gas - 1.0%
225,000	BP Capital Markets Plc, 3.062%, 3/17/22	$227,405
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	208,988
175,000	Continental Resources, Inc., 4.375%, 1/15/28	179,672
480,000	EQT Corp., 3.9%, 10/1/27	448,954
42,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	42,726
145,000	Newfield Exploration Co., 5.625%, 7/1/24	158,369
200,000	Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	199,045
312,000	Valero Energy Corp., 6.625%, 6/15/37	382,265
	Total Oil & Gas	$1,847,424
	Pharmaceuticals - 1.6%
455,000	AbbVie, Inc., 4.875%, 11/14/48	$447,510
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	202,144
444,000	Cardinal Health, Inc., 3.079%, 6/15/24	433,382
215,000	Cigna Corp., 4.375%, 10/15/28 (144A)	223,013
29,657	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	30,935
83,958	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	91,203
48,140	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	53,454
138,267	CVS Pass-Through Trust, 6.036%, 12/10/28	150,812
113,382	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	139,985
200,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	193,975
400,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	389,776
110,000	Shire Acquisitions Investments Ireland, DAC, 3.2%, 9/23/26	106,371
250,000	Takeda Pharmaceutical Co., Ltd., 4.0%, 11/26/21 (144A)	256,358
	Total Pharmaceuticals	$2,718,918
	Pipelines - 4.2%
340,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$341,639
205,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	209,613
45,000	DCP Midstream Operating LP, 3.875%, 3/15/23	44,775
170,000	DCP Midstream Operating LP, 5.375%, 7/15/25	177,225
100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	95,000
136,000	Enable Midstream Partners LP, 4.4%, 3/15/27	132,842
479,000	Enable Midstream Partners LP, 4.95%, 5/15/28	484,990
360,000	Enbridge, Inc., 3.7%, 7/15/27	358,953
43,000	Energy Transfer Operating LP, 5.5%, 6/1/27	46,588
175,000	Energy Transfer Operating LP, 6.0%, 6/15/48	188,922
125,000	Energy Transfer Operating LP, 6.5%, 2/1/42	138,858
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	249,200
55,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	49,225
121,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	121,069
513,000	Kinder Morgan, Inc., 5.05%, 2/15/46	524,708
385,000	Kinder Morgan, Inc., 5.55%, 6/1/45	419,892
163,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	168,241
42,000	MPLX LP, 4.0%, 3/15/28	41,739
175,000	MPLX LP, 4.125%, 3/1/27	176,102
110,000	MPLX LP, 4.875%, 12/1/24	117,379
175,000	MPLX LP, 4.875%, 6/1/25	186,273
205,000	MPLX LP, 5.5%, 2/15/49	218,665
450,000	Phillips 66 Partners LP, 3.75%, 3/1/28	443,371
75,000	Phillips 66 Partners LP, 4.9%, 10/1/46	76,339
201,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	191,897
375,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	397,656
224,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	219,110
422,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	421,488
25,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	26,795
91,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	89,749
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	293,062
586,000	Williams Cos., Inc., 5.75%, 6/24/44	644,554
89,000	Williams Cos., Inc., 7.75%, 6/15/31	113,324
	Total Pipelines	$7,409,243
	REITS - 1.8%
75,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$74,871
90,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	89,589
50,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	51,608
Principal Amount USD ($)		Value
	REITS - (continued)
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	$25,219
200,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	209,137
160,000	Duke Realty LP, 3.625%, 4/15/23	163,087
260,000	Duke Realty LP, 3.75%, 12/1/24	265,448
100,000	Essex Portfolio LP, 3.375%, 4/15/26	98,827
360,000	Essex Portfolio LP, 3.5%, 4/1/25	360,870
205,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	198,728
200,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	196,029
50,000	Highwoods Realty LP, 3.2%, 6/15/21	49,860
290,000	Highwoods Realty LP, 3.625%, 1/15/23	290,966
105,000	Highwoods Realty LP, 4.125%, 3/15/28	106,220
137,000	Hudson Pacific Properties LP, 4.65%, 4/1/29	139,564
50,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	49,542
235,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	239,258
75,000	UDR, Inc., 2.95%, 9/1/26	71,771
201,000	UDR, Inc., 4.0%, 10/1/25	206,445
180,000	UDR, Inc., 4.4%, 1/26/29	189,112
	Total REITS	$3,076,151
	Retail - 0.3%
250,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$243,917
110,000	AutoZone, Inc., 2.5%, 4/15/21	109,348
210,000	Home Depot, Inc., 2.625%, 6/1/22	211,322
	Total Retail	$564,587
	Semiconductors - 0.1%
265,000	Broadcom, Inc., 3.125%, 4/15/21 (144A)	$264,687
	Total Semiconductors	$264,687
	Software - 0.6%
194,000	Fiserv, Inc., 3.8%, 10/1/23	$198,841
220,000	Microsoft Corp., 2.0%, 8/8/23	214,872
375,000	Oracle Corp., 2.5%, 5/15/22	373,671
190,000	salesforce.com, Inc., 3.7%, 4/11/28	198,880
	Total Software	$986,264
	Telecommunications - 0.2%
182,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$161,375
174,000	Level 3 Financing, Inc., 5.375%, 1/15/24	177,236
	Total Telecommunications	$338,611
	Transportation - 0.5%
250,000	TTX Co., 3.6%, 1/15/25 (144A)	$254,164
575,000	Union Pacific Corp., 3.375%, 2/1/35	538,686
	Total Transportation	$792,850
	Trucking & Leasing - 0.2%
156,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	$155,161
170,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	170,663
	Total Trucking & Leasing	$325,824
	TOTAL CORPORATE BONDS
	(Cost $56,087,470)	$56,689,816
	FOREIGN GOVERNMENT BONDS - 0.4% of Net Assets
	Mexico - 0.3%
475,000	Mexico Government International Bond, 4.6%, 2/10/48	$459,705
	Total Mexico	$459,705
	Nigeria - 0.1%
200,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$201,730
	Total Nigeria	$201,730
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $636,762)	$661,435
	INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets(f)
	Reinsurance Sidecars - 0.0%†
	Multiperil - Worldwide - 0.0%†
50,000+(g)	Lorenz Re 2017, 3/31/20	$2,980
50,000+(g)	Lorenz Re 2018, 7/1/21	34,765
	Total Reinsurance Sidecars	$37,745
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $53,854)	$37,745
	MUNICIPAL BONDS - 0.7% of Net Assets(h)
	Municipal General - 0.2%
100,000	Fairfax County Economic Development Authority, Series A, 2.875%, 4/1/34	$97,517
80,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 3.0%, 5/15/39	77,696
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	53,590
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	54,014
	Total Municipal General	$282,817
	Municipal General Obligation - 0.0%†
50,000(i)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	$52,429
	Total Municipal General Obligation	$52,429
	Municipal Higher Education - 0.5%
10,000	Amherst College, 3.794%, 11/1/42	$10,014
Principal Amount USD ($)		Value
	Municipal Higher Education - (continued)
210,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	$285,210
580,000	University of California, Series AX, 3.063%, 7/1/25	585,904
50,000	University of Virginia, Refunding General Green, Series A-2, 5.0%, 4/1/45	57,492
	Total Municipal Higher Education	$938,620
	Municipal School District - 0.0%†
50,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/40	$53,008
25,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/45	26,406
	Total Municipal School District	$79,414
	Municipal Transportation - 0.0%†
10,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$11,228
	Total Municipal Transportation	$11,228
	TOTAL MUNICIPAL BONDS
	(Cost $1,340,964)	$1,364,508
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.7% of Net Assets*(c)
	Automobile - 0.2%
41,667	Allison Transmission, Inc., New Term Loan, 4.24% (LIBOR + 175 bps), 9/23/22	$41,683
92,388	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.74% (LIBOR + 225 bps), 4/6/24	90,443
56,230	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.24% (LIBOR + 275 bps), 11/8/23	50,537
68,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.49% (LIBOR + 200 bps), 3/3/25	66,625
70,337	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.25% (LIBOR + 275 bps), 3/7/24	68,755
	Total Automobile	$318,043
	Automotive - 0.0%†
75,096	TI Group Automotive Systems LLC, Initial US Term Loan, 4.999% (LIBOR + 250 bps), 6/30/22	$74,126
	Total Automotive	$74,126
	Beverage, Food & Tobacco - 0.1%
196,990	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.984% (LIBOR + 250 bps), 10/30/22	$195,808
	Total Beverage, Food & Tobacco	$195,808
	Broadcasting & Entertainment - 0.1%
118,785	Sinclair Television Group, Inc., Tranche B Term Loan, 4.75% (LIBOR + 225 bps), 1/3/24	$117,894
	Total Broadcasting & Entertainment	$117,894
	Building Materials - 0.0%†
64,836(j)	Summit Materials LLC, New Term Loan, 11/21/24	$63,661
	Total Building Materials	$63,661
	Chemicals - 0.1%
64,477	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.499% (LIBOR + 300 bps), 9/23/24	$64,310
	Total Chemicals	$64,310
	Chemicals, Plastics & Rubber - 0.2%
198,000	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.351% (LIBOR + 175 bps), 6/1/24	$194,053
96,271	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.601% (LIBOR + 300 bps), 5/27/22	95,549
29,855	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.499% (LIBOR + 300 bps), 9/23/24	29,777
	Total Chemicals, Plastics & Rubber	$319,379
	Computers & Electronics - 0.1%
51,777	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.851% (LIBOR + 425 bps), 6/26/25	$50,482
159,400	Microchip Technology, Inc., Initial Term Loan, 4.5% (LIBOR + 200 bps), 5/29/25	157,780
	Total Computers & Electronics	$208,262
	Diversified & Conglomerate Service - 0.4%
97,242	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 4.249% (LIBOR + 175 bps), 11/7/23	$96,816
96,000	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.249% (LIBOR + 275 bps), 3/1/24	94,800
118,791	Constellis Holdings LLC, First Lien Term B Loan, 7.744% (LIBOR + 500 bps), 4/21/24	113,742
123,753	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.249% (LIBOR + 275 bps), 2/2/25	119,989
98,000	Team Health Holdings, Inc., Initial Term Loan, 5.249% (LIBOR + 275 bps), 2/6/24	87,383
248,125	West Corp., Incremental Term B-1 Loan, 6.129% (LIBOR + 350 bps), 10/10/24	230,834
	Total Diversified & Conglomerate Service	$743,564
	Electric & Electrical - 0.1%
69,823	Dell International LLC (EMC Corp.), Refinancing Term B Loan, 4.5% (LIBOR + 200 bps), 9/7/23	$69,107
41,358	Rackspace Hosting, Inc., First Lien Term B Loan, 5.738% (LIBOR + 300 bps), 11/3/23	38,825
	Total Electric & Electrical	$107,932
	Electronics - 0.4%
265,842	First Data Corp., 2024A New Dollar Term Loan, 4.486% (LIBOR + 200 bps), 4/26/24	$265,343
62,984	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 5.0% (LIBOR + 250 bps), 7/2/21	61,751
174,805	Scientific Games International, Inc., Initial Term B-5 Loan, 5.314% (LIBOR + 275 bps), 8/14/24	170,279
69,671	Verint Systems, Inc., Refinancing Term Loan, 4.489% (LIBOR + 200 bps), 6/28/24	69,497
174,559	Western Digital Corp., US Term B-4 Loan, 4.249% (LIBOR + 175 bps), 4/29/23	170,194
	Total Electronics	$737,064
	Environmental Services - 0.1%
248,194	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.499% (LIBOR + 300 bps), 5/30/25	$241,058
	Total Environmental Services	$241,058
Principal Amount USD ($)		Value
	Financial Services - 0.1%
141,568	RPI Finance Trust, Initial Term Loan B-6, 4.499% (LIBOR + 200 bps), 3/27/23	$140,875
	Total Financial Services	$140,875
	Healthcare & Pharmaceuticals - 0.3%
123,125	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.999% (LIBOR + 350 bps), 9/26/24	$114,429
92,885	Concentra, Inc., First Lien Tranche B-1 Term Loan, 5.24% (LIBOR + 275 bps), 6/1/22	92,535
173,237	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.75% (LIBOR + 425 bps), 4/29/24	170,692
72,717	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/2/25	72,671
57,533	HCA, Inc., Tranche B-11 Term Loan, 4.249% (LIBOR + 175 bps), 3/17/23	57,524
97,761	Prospect Medical Holdings, Inc., Term B-1 Loan, 8.0% (LIBOR + 550 bps), 2/22/24	89,451
	Total Healthcare & Pharmaceuticals	$597,302
	Healthcare, Education & Childcare - 0.2%
94,217	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.749% (LIBOR + 225 bps), 5/20/24	$93,940
9,031	Kinetic Concepts, Inc., Dollar Term Loan, 5.851% (LIBOR + 325 bps), 2/2/24	8,982
219,036	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.351% (LIBOR + 375 bps), 2/21/25	216,230
29,681	Vizient, Inc., Term B-4 Loan, 5.249% (LIBOR + 275 bps), 2/13/23	29,626
	Total Healthcare, Education & Childcare	$348,778
	Hotel, Gaming & Leisure - 0.1%
182,245	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.749% (LIBOR + 225 bps), 2/16/24	$179,397
	Total Hotel, Gaming & Leisure	$179,397
	Insurance - 0.1%
133,767	Asurion LLC (fka Asurion Corp.), New Term B7 Loan, 5.499% (LIBOR + 300 bps), 11/3/24	$133,077
90,962	Confie Seguros Holding II Co., Term B Loan, 7.379% (LIBOR + 475 bps), 4/19/22	90,535
	Total Insurance	$223,612
	Leasing - 0.2%
106,022	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.488% (LIBOR + 200 bps), 1/15/25	$105,342
188,100	IBC Capital I Ltd. (aka Goodpack Ltd.), First LienTranche B-1 Term Loan, 6.365% (LIBOR + 375 bps), 9/11/23	182,927
8,523	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 5.059% (LIBOR + 250 bps), 5/17/21	8,528
	Total Leasing	$296,797
	Leisure & Entertainment - 0.0%†
86,194	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.5% (LIBOR + 175 bps), 6/30/22	$86,141
	Total Leisure & Entertainment	$86,141
	Personal, Food & Miscellaneous Services - 0.1%
126,995	Revlon Consumer Products Corp., Initial Term B Loan, 6.129% (LIBOR + 350 bps), 9/7/23	$92,516
	Total Personal, Food & Miscellaneous Services	$92,516
	Printing & Publishing - 0.1%
147,375	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 4.493% (LIBOR + 200 bps), 10/4/23	$145,164
	Total Printing & Publishing	$145,164
	Telecommunications - 0.4%
124,684	CenturyLink, Inc., Initial Term B Loan, 5.249% (LIBOR + 275 bps), 1/31/25	$122,191
98,143	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.749% (LIBOR + 225 bps), 2/15/24	97,652
100,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.736% (LIBOR + 225 bps), 2/22/24	99,000
248,125	SBA Senior Finance II LLC, Initial Term Loan, 4.5% (LIBOR + 200 bps), 4/11/25	243,240
221,737	Sprint Communications, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 2/2/24	215,501
	Total Telecommunications	$777,584
	Utilities - 0.3%
62,143	APLP Holdings, Ltd. Partnership, Term Loan, 5.249% (LIBOR + 275 bps), 4/13/23	$62,298
72,583	Calpine Corp., Term Loan, 5.11% (LIBOR + 250 bps), 1/15/24	72,019
27,645	Eastern Power LLC (Eastern Convert Mindo LLC) (aka TPF II LC LLC), Term Loan, 6.249% (LIBOR + 375 bps), 10/2/23	27,583
327,693	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.499% (LIBOR + 200 bps), 8/4/23	324,560
	Total Utilities	$486,460
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $6,711,065)	$6,565,727
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.6% of Net Assets
23,067	Fannie Mae, 2.5%, 7/1/30	$22,930
23,871	Fannie Mae, 2.5%, 7/1/30	23,755
42,572	Fannie Mae, 2.5%, 7/1/30	42,371
15,703	Fannie Mae, 2.5%, 2/1/43	15,324
67,274	Fannie Mae, 2.5%, 2/1/43	65,650
14,311	Fannie Mae, 2.5%, 3/1/43	13,965
14,579	Fannie Mae, 2.5%, 8/1/43	14,227
14,687	Fannie Mae, 2.5%, 4/1/45	14,273
16,808	Fannie Mae, 2.5%, 4/1/45	16,334
19,106	Fannie Mae, 2.5%, 4/1/45	18,567
35,517	Fannie Mae, 2.5%, 4/1/45	34,517
38,177	Fannie Mae, 2.5%, 4/1/45	37,101
53,479	Fannie Mae, 2.5%, 4/1/45	51,972
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
65,204	Fannie Mae, 2.5%, 4/1/45	$63,367
69,301	Fannie Mae, 2.5%, 8/1/45	67,348
21,471	Fannie Mae, 3.0%, 3/1/29	21,705
75,216	Fannie Mae, 3.0%, 10/1/30	76,059
39,323	Fannie Mae, 3.0%, 8/1/42	39,349
331,086	Fannie Mae, 3.0%, 8/1/42	331,308
81,333	Fannie Mae, 3.0%, 9/1/42	81,388
164,659	Fannie Mae, 3.0%, 11/1/42	164,769
23,173	Fannie Mae, 3.0%, 12/1/42	23,189
73,887	Fannie Mae, 3.0%, 12/1/42	73,936
57,246	Fannie Mae, 3.0%, 2/1/43	57,285
66,446	Fannie Mae, 3.0%, 2/1/43	66,491
68,001	Fannie Mae, 3.0%, 3/1/43	68,047
82,437	Fannie Mae, 3.0%, 4/1/43	82,493
13,992	Fannie Mae, 3.0%, 5/1/43	14,002
17,408	Fannie Mae, 3.0%, 5/1/43	17,420
65,612	Fannie Mae, 3.0%, 5/1/43	65,656
238,715	Fannie Mae, 3.0%, 5/1/43	238,875
38,064	Fannie Mae, 3.0%, 8/1/43	38,090
32,787	Fannie Mae, 3.0%, 9/1/43	32,809
30,204	Fannie Mae, 3.0%, 3/1/45	30,206
37,309	Fannie Mae, 3.0%, 4/1/45	37,311
175,292	Fannie Mae, 3.0%, 6/1/45	175,538
17,708	Fannie Mae, 3.0%, 5/1/46	17,692
85,616	Fannie Mae, 3.0%, 5/1/46	85,670
131,321	Fannie Mae, 3.0%, 9/1/46	130,920
242,075	Fannie Mae, 3.0%, 10/1/46	241,337
237,800	Fannie Mae, 3.0%, 11/1/46	237,076
249,254	Fannie Mae, 3.0%, 1/1/47	249,306
85,781	Fannie Mae, 3.0%, 3/1/47	85,519
17,492	Fannie Mae, 3.5%, 9/1/26	17,925
25,652	Fannie Mae, 3.5%, 11/1/40	26,198
10,570	Fannie Mae, 3.5%, 10/1/41	10,798
131,196	Fannie Mae, 3.5%, 6/1/42	133,988
73,690	Fannie Mae, 3.5%, 7/1/42	75,259
50,325	Fannie Mae, 3.5%, 8/1/42	51,396
71,037	Fannie Mae, 3.5%, 8/1/42	72,549
198,598	Fannie Mae, 3.5%, 5/1/44	202,751
68,139	Fannie Mae, 3.5%, 12/1/44	69,510
180,124	Fannie Mae, 3.5%, 2/1/45	184,305
280,835	Fannie Mae, 3.5%, 2/1/45	287,463
372,045	Fannie Mae, 3.5%, 2/1/45	378,524
198,830	Fannie Mae, 3.5%, 6/1/45	202,523
48,199	Fannie Mae, 3.5%, 8/1/45	49,031
62,690	Fannie Mae, 3.5%, 8/1/45	63,772
207,607	Fannie Mae, 3.5%, 8/1/45	213,310
52,824	Fannie Mae, 3.5%, 9/1/45	54,071
130,012	Fannie Mae, 3.5%, 9/1/45	132,256
186,558	Fannie Mae, 3.5%, 9/1/45	189,722
36,553	Fannie Mae, 3.5%, 10/1/45	37,232
291,559	Fannie Mae, 3.5%, 11/1/45	299,567
64,165	Fannie Mae, 3.5%, 12/1/45	65,213
165,049	Fannie Mae, 3.5%, 12/1/45	167,898
175,439	Fannie Mae, 3.5%, 12/1/45	178,305
137,733	Fannie Mae, 3.5%, 1/1/46	140,095
185,583	Fannie Mae, 3.5%, 1/1/46	188,787
15,567	Fannie Mae, 3.5%, 2/1/46	15,835
126,968	Fannie Mae, 3.5%, 2/1/46	129,146
55,163	Fannie Mae, 3.5%, 3/1/46	56,098
110,738	Fannie Mae, 3.5%, 4/1/46	112,627
57,810	Fannie Mae, 3.5%, 5/1/46	59,087
165,944	Fannie Mae, 3.5%, 7/1/46	168,526
235,111	Fannie Mae, 3.5%, 9/1/46	238,902
18,744	Fannie Mae, 3.5%, 10/1/46	19,089
30,806	Fannie Mae, 3.5%, 10/1/46	31,298
147,881	Fannie Mae, 3.5%, 12/1/46	150,243
76,285	Fannie Mae, 3.5%, 1/1/47	77,500
168,276	Fannie Mae, 3.5%, 1/1/47	170,956
197,807	Fannie Mae, 3.5%, 1/1/47	202,176
342,881	Fannie Mae, 3.5%, 1/1/47	349,183
325,104	Fannie Mae, 3.5%, 2/1/47	330,298
243,190	Fannie Mae, 3.5%, 5/1/47	247,038
261,499	Fannie Mae, 3.5%, 5/1/47	265,610
626,913	Fannie Mae, 3.5%, 5/1/47	635,927
88,165	Fannie Mae, 3.5%, 7/1/47	89,551
288,982	Fannie Mae, 3.5%, 7/1/47	293,510
386,211	Fannie Mae, 3.5%, 7/1/47	392,018
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
47,575	Fannie Mae, 3.5%, 8/1/47	$48,313
638,540	Fannie Mae, 3.5%, 8/1/47	648,478
107,166	Fannie Mae, 3.5%, 11/1/47	108,861
253,171	Fannie Mae, 3.5%, 12/1/47	257,072
421,431	Fannie Mae, 3.5%, 12/1/47	427,925
513,118	Fannie Mae, 3.5%, 12/1/47	521,081
133,714	Fannie Mae, 3.5%, 1/1/48	135,774
99,256	Fannie Mae, 3.5%, 2/1/48	100,785
200,635	Fannie Mae, 4.0%, 10/1/40	210,066
26,027	Fannie Mae, 4.0%, 12/1/40	27,214
86,412	Fannie Mae, 4.0%, 7/1/41	89,950
6,024	Fannie Mae, 4.0%, 11/1/41	6,248
9,500	Fannie Mae, 4.0%, 12/1/41	9,854
4,663	Fannie Mae, 4.0%, 1/1/42	4,836
61,540	Fannie Mae, 4.0%, 1/1/42	63,832
201,235	Fannie Mae, 4.0%, 1/1/42	208,726
58,366	Fannie Mae, 4.0%, 2/1/42	60,539
23,361	Fannie Mae, 4.0%, 3/1/42	24,318
61,825	Fannie Mae, 4.0%, 4/1/42	64,126
152,802	Fannie Mae, 4.0%, 5/1/42	158,482
18,937	Fannie Mae, 4.0%, 7/1/42	19,783
154,493	Fannie Mae, 4.0%, 7/1/42	160,177
442,549	Fannie Mae, 4.0%, 8/1/42	459,022
133,231	Fannie Mae, 4.0%, 8/1/43	137,970
202,470	Fannie Mae, 4.0%, 8/1/43	209,833
129,953	Fannie Mae, 4.0%, 9/1/43	134,682
136,176	Fannie Mae, 4.0%, 9/1/43	141,157
314,975	Fannie Mae, 4.0%, 10/1/43	327,865
102,746	Fannie Mae, 4.0%, 11/1/43	107,315
229,515	Fannie Mae, 4.0%, 12/1/43	237,632
7,559	Fannie Mae, 4.0%, 7/1/44	7,819
29,959	Fannie Mae, 4.0%, 7/1/44	30,993
77,851	Fannie Mae, 4.0%, 8/1/44	80,519
134,039	Fannie Mae, 4.0%, 8/1/44	138,633
45,867	Fannie Mae, 4.0%, 10/1/44	47,421
123,649	Fannie Mae, 4.0%, 3/1/45	127,862
38,286	Fannie Mae, 4.0%, 10/1/45	39,592
105,553	Fannie Mae, 4.0%, 10/1/45	109,149
189,025	Fannie Mae, 4.0%, 10/1/45	195,475
43,480	Fannie Mae, 4.0%, 11/1/45	44,957
81,184	Fannie Mae, 4.0%, 11/1/45	83,951
261,172	Fannie Mae, 4.0%, 11/1/45	272,826
179,241	Fannie Mae, 4.0%, 12/1/45	185,357
57,926	Fannie Mae, 4.0%, 1/1/46	59,896
145,482	Fannie Mae, 4.0%, 2/1/46	150,554
35,472	Fannie Mae, 4.0%, 4/1/46	36,671
135,838	Fannie Mae, 4.0%, 6/1/46	140,427
143,695	Fannie Mae, 4.0%, 7/1/46	148,530
242,725	Fannie Mae, 4.0%, 7/1/46	250,890
135,364	Fannie Mae, 4.0%, 8/1/46	139,909
50,563	Fannie Mae, 4.0%, 11/1/46	52,218
53,552	Fannie Mae, 4.0%, 11/1/46	55,346
593,041	Fannie Mae, 4.0%, 1/1/47	611,990
102,991	Fannie Mae, 4.0%, 4/1/47	106,350
103,735	Fannie Mae, 4.0%, 4/1/47	107,722
162,569	Fannie Mae, 4.0%, 4/1/47	168,819
22,140	Fannie Mae, 4.0%, 6/1/47	23,013
60,922	Fannie Mae, 4.0%, 6/1/47	63,324
102,522	Fannie Mae, 4.0%, 6/1/47	105,833
150,017	Fannie Mae, 4.0%, 6/1/47	154,915
288,226	Fannie Mae, 4.0%, 6/1/47	297,881
90,446	Fannie Mae, 4.0%, 7/1/47	94,012
96,145	Fannie Mae, 4.0%, 7/1/47	99,366
93,876	Fannie Mae, 4.0%, 8/1/47	97,020
175,321	Fannie Mae, 4.0%, 8/1/47	181,194
222,224	Fannie Mae, 4.0%, 12/1/47	229,555
295,555	Fannie Mae, 4.0%, 4/1/48	304,977
228,432	Fannie Mae, 4.0%, 8/1/48	235,715
258,082	Fannie Mae, 4.0%, 8/1/48	266,045
222,181	Fannie Mae, 4.5%, 8/1/40	234,902
36,527	Fannie Mae, 4.5%, 11/1/40	38,505
6,388	Fannie Mae, 4.5%, 12/1/40	6,754
4,405	Fannie Mae, 4.5%, 4/1/41	4,657
105,578	Fannie Mae, 4.5%, 5/1/41	112,238
245,691	Fannie Mae, 4.5%, 5/1/41	259,760
293,895	Fannie Mae, 4.5%, 5/1/41	310,725
68,907	Fannie Mae, 4.5%, 7/1/41	72,853
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
17,652	Fannie Mae, 4.5%, 12/1/41	$18,391
62,383	Fannie Mae, 4.5%, 11/1/43	65,716
83,399	Fannie Mae, 4.5%, 2/1/44	87,857
95,152	Fannie Mae, 4.5%, 2/1/44	100,246
642,164	Fannie Mae, 4.5%, 6/1/44	678,125
208,044	Fannie Mae, 4.5%, 8/1/44	219,165
163,281	Fannie Mae, 4.5%, 5/1/46	171,166
117,740	Fannie Mae, 4.5%, 2/1/47	123,233
825,000	Fannie Mae, 4.5%, 4/1/48 (TBA)	859,563
240	Fannie Mae, 5.0%, 7/1/19	246
9,147	Fannie Mae, 5.0%, 10/1/20	9,352
81,071	Fannie Mae, 5.0%, 5/1/31	85,730
6,587	Fannie Mae, 5.0%, 6/1/40	7,102
3,710	Fannie Mae, 5.0%, 7/1/40	4,002
7,218	Fannie Mae, 5.5%, 9/1/33	7,895
7,087	Fannie Mae, 5.5%, 12/1/34	7,781
24,346	Fannie Mae, 5.5%, 10/1/35	26,634
4,808	Fannie Mae, 6.0%, 9/1/29	5,299
1,595	Fannie Mae, 6.0%, 10/1/32	1,737
2,688	Fannie Mae, 6.0%, 11/1/32	2,896
13,904	Fannie Mae, 6.0%, 11/1/32	14,974
8,473	Fannie Mae, 6.0%, 4/1/33	9,186
7,482	Fannie Mae, 6.0%, 5/1/33	8,074
9,721	Fannie Mae, 6.0%, 6/1/33	10,470
15,205	Fannie Mae, 6.0%, 7/1/34	16,602
3,537	Fannie Mae, 6.0%, 9/1/34	3,895
1,794	Fannie Mae, 6.0%, 7/1/38	1,948
610	Fannie Mae, 6.5%, 7/1/21	674
944	Fannie Mae, 6.5%, 4/1/29	1,042
2,194	Fannie Mae, 6.5%, 1/1/32	2,423
1,488	Fannie Mae, 6.5%, 2/1/32	1,662
2,414	Fannie Mae, 6.5%, 3/1/32	2,666
2,944	Fannie Mae, 6.5%, 4/1/32	3,252
1,238	Fannie Mae, 6.5%, 8/1/32	1,367
2,811	Fannie Mae, 6.5%, 8/1/32	3,174
20,283	Fannie Mae, 6.5%, 7/1/34	22,401
83	Fannie Mae, 7.0%, 8/1/19	83
745	Fannie Mae, 7.0%, 11/1/29	745
1,348	Fannie Mae, 7.0%, 9/1/30	1,349
393	Fannie Mae, 7.0%, 7/1/31	398
1,951	Fannie Mae, 7.0%, 1/1/32	2,253
846	Fannie Mae, 7.5%, 2/1/31	980
3,869	Fannie Mae, 8.0%, 10/1/30	4,576
32,969	Federal Home Loan Mortgage Corp., 2.5%, 11/1/22	33,062
53,019	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	53,717
22,298	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	22,310
25,745	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	25,759
164,072	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	164,162
36,545	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	36,565
57,667	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	57,698
86,366	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	86,414
55,872	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	55,903
160,124	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	160,211
55,014	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	55,044
36,319	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	36,294
32,174	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	32,107
123,961	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	123,952
109,413	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	109,066
41,261	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	41,182
62,984	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	62,770
188,023	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	187,413
27,164	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	27,063
24,159	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	24,064
35,628	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	36,555
62,639	Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	64,251
23,399	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	23,906
54,700	Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	55,906
36,763	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	37,574
48,349	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	49,414
18,119	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	18,470
57,809	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	58,904
158,597	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	161,528
228,434	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	233,735
178,415	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	181,632
195,040	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	199,566
384,483	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	391,920
98,172	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	99,769
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
165,412	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	$168,087
201,321	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	205,884
293,557	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	300,369
367,489	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	375,589
117,683	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	119,653
351,681	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	359,718
72,897	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	74,114
22,620	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	23,063
72,499	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	73,686
136,045	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	138,281
324,765	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	330,086
300,000	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	304,899
367,383	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	373,325
125,270	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	127,297
163,187	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	165,852
110,584	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	112,372
227,142	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	230,816
44,149	Federal Home Loan Mortgage Corp., 4.0%, 12/1/40	45,879
186,189	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	195,623
167,863	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	174,236
34,362	Federal Home Loan Mortgage Corp., 4.0%, 10/1/43	35,624
28,592	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	29,783
81,501	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	84,896
81,193	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	84,057
119,586	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	123,781
26,515	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	27,619
33,247	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	34,632
33,706	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	35,110
36,245	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	37,502
24,799	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	25,617
61,049	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	63,065
28,248	Federal Home Loan Mortgage Corp., 4.0%, 10/1/45	29,181
114,553	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	118,324
53,984	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	55,758
226,146	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	233,556
18,464	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	19,054
103,831	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	107,208
154,640	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	159,674
140,834	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	145,394
39,609	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	40,892
73,876	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	76,772
113,420	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	117,866
219,660	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	226,776
243,682	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	253,232
559,461	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	577,586
399,535	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	412,787
39,505	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	40,784
104,856	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	108,253
242,516	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	250,361
739,604	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	763,567
265,702	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	274,155
199,034	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	208,655
1,736	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	1,763
4,231	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	4,558
4,669	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	5,029
9,134	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	9,869
19,186	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	20,762
11,272	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	12,378
14,683	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	16,125
1,120	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	1,212
4,813	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	5,205
5,044	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	5,557
9,333	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	10,283
3,061	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,311
1,195	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	1,298
2,779	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	3,082
1,242	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	1,394
4,287	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	4,747
1,802	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	2,011
2,019	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,235
10,326	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	11,834
4,034	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	4,580
313	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	314
1,722	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	1,772
487	Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	489
1,424	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	1,636
826	Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	831
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,239	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	$2,527
28,991	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	29,624
1,368	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	1,526
395,000	Government National Mortgage Association, 4.0%, 4/1/49 (TBA)	407,830
242,180	Government National Mortgage Association I, 3.5%, 11/15/41	248,629
93,587	Government National Mortgage Association I, 3.5%, 8/15/42	96,066
44,852	Government National Mortgage Association I, 3.5%, 10/15/42	46,137
158,822	Government National Mortgage Association I, 3.5%, 1/15/45	162,325
85,511	Government National Mortgage Association I, 3.5%, 8/15/46	87,397
82,615	Government National Mortgage Association I, 4.0%, 1/15/25	86,724
66,549	Government National Mortgage Association I, 4.0%, 8/15/43	69,042
245,933	Government National Mortgage Association I, 4.0%, 3/15/44	254,205
40,305	Government National Mortgage Association I, 4.0%, 9/15/44	41,648
101,062	Government National Mortgage Association I, 4.0%, 4/15/45	104,448
140,755	Government National Mortgage Association I, 4.0%, 6/15/45	145,444
15,671	Government National Mortgage Association I, 4.0%, 7/15/45	16,195
16,044	Government National Mortgage Association I, 4.0%, 8/15/45	16,617
653	Government National Mortgage Association I, 4.5%, 4/15/20	659
73,649	Government National Mortgage Association I, 4.5%, 5/15/39	77,765
7,395	Government National Mortgage Association I, 4.5%, 8/15/41	7,776
362	Government National Mortgage Association I, 5.0%, 7/15/19	363
5,544	Government National Mortgage Association I, 5.0%, 9/15/33	5,786
9,816	Government National Mortgage Association I, 5.5%, 3/15/33	10,550
11,736	Government National Mortgage Association I, 5.5%, 7/15/33	12,894
28,627	Government National Mortgage Association I, 5.5%, 8/15/33	31,475
11,112	Government National Mortgage Association I, 5.5%, 10/15/34	12,024
13	Government National Mortgage Association I, 6.0%, 8/15/19	13
10,375	Government National Mortgage Association I, 6.0%, 4/15/28	11,474
10,070	Government National Mortgage Association I, 6.0%, 2/15/29	10,890
10,698	Government National Mortgage Association I, 6.0%, 9/15/32	11,952
2,489	Government National Mortgage Association I, 6.0%, 10/15/32	2,681
6,202	Government National Mortgage Association I, 6.0%, 10/15/32	6,680
13,386	Government National Mortgage Association I, 6.0%, 11/15/32	14,501
21,222	Government National Mortgage Association I, 6.0%, 11/15/32	22,858
6,292	Government National Mortgage Association I, 6.0%, 1/15/33	7,069
12,887	Government National Mortgage Association I, 6.0%, 12/15/33	14,049
8,561	Government National Mortgage Association I, 6.0%, 8/15/34	9,221
11,017	Government National Mortgage Association I, 6.0%, 8/15/34	12,373
1,465	Government National Mortgage Association I, 6.5%, 3/15/26	1,608
4,063	Government National Mortgage Association I, 6.5%, 6/15/28	4,540
4,384	Government National Mortgage Association I, 6.5%, 6/15/28	4,813
533	Government National Mortgage Association I, 6.5%, 2/15/29	585
4,272	Government National Mortgage Association I, 6.5%, 5/15/29	4,789
11,762	Government National Mortgage Association I, 6.5%, 5/15/29	13,195
2,290	Government National Mortgage Association I, 6.5%, 5/15/31	2,514
18,691	Government National Mortgage Association I, 6.5%, 7/15/31	20,519
4,517	Government National Mortgage Association I, 6.5%, 9/15/31	4,959
6,139	Government National Mortgage Association I, 6.5%, 10/15/31	6,739
2,433	Government National Mortgage Association I, 6.5%, 12/15/31	2,671
2,556	Government National Mortgage Association I, 6.5%, 12/15/31	2,857
440	Government National Mortgage Association I, 6.5%, 4/15/32	484
1,369	Government National Mortgage Association I, 6.5%, 4/15/32	1,502
1,000	Government National Mortgage Association I, 6.5%, 6/15/32	1,098
2,289	Government National Mortgage Association I, 6.5%, 6/15/32	2,542
3,396	Government National Mortgage Association I, 6.5%, 6/15/32	3,728
4,933	Government National Mortgage Association I, 6.5%, 7/15/32	5,415
18,654	Government National Mortgage Association I, 6.5%, 12/15/32	21,492
16,520	Government National Mortgage Association I, 7.0%, 7/15/26	17,002
1,448	Government National Mortgage Association I, 7.0%, 9/15/27	1,473
15,135	Government National Mortgage Association I, 7.0%, 2/15/28	15,573
4,681	Government National Mortgage Association I, 7.0%, 11/15/28	5,009
4,302	Government National Mortgage Association I, 7.0%, 1/15/29	4,771
4,340	Government National Mortgage Association I, 7.0%, 6/15/29	4,582
678	Government National Mortgage Association I, 7.0%, 7/15/29	695
2,557	Government National Mortgage Association I, 7.0%, 7/15/29	2,788
655	Government National Mortgage Association I, 7.0%, 12/15/30	664
1,755	Government National Mortgage Association I, 7.0%, 2/15/31	1,780
2,424	Government National Mortgage Association I, 7.0%, 8/15/31	2,821
8,741	Government National Mortgage Association I, 7.0%, 5/15/32	8,935
336	Government National Mortgage Association I, 7.5%, 10/15/22	349
136	Government National Mortgage Association I, 7.5%, 6/15/23	136
79	Government National Mortgage Association I, 7.5%, 8/15/23	79
3,151	Government National Mortgage Association I, 7.5%, 10/15/29	3,428
10,610	Government National Mortgage Association II, 3.5%, 3/20/45	10,843
13,752	Government National Mortgage Association II, 3.5%, 4/20/45	14,062
20,688	Government National Mortgage Association II, 3.5%, 4/20/45	21,154
30,909	Government National Mortgage Association II, 3.5%, 4/20/45	31,610
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
137,062	Government National Mortgage Association II, 3.5%, 1/20/46	$140,281
39,507	Government National Mortgage Association II, 3.5%, 3/20/46	40,474
265,250	Government National Mortgage Association II, 3.5%, 11/20/46	271,477
24,355	Government National Mortgage Association II, 4.0%, 8/20/39	25,434
28,470	Government National Mortgage Association II, 4.0%, 7/20/42	29,637
415,074	Government National Mortgage Association II, 4.0%, 7/20/44	431,663
39,663	Government National Mortgage Association II, 4.0%, 9/20/44	41,248
51,826	Government National Mortgage Association II, 4.0%, 3/20/46	53,765
163,519	Government National Mortgage Association II, 4.0%, 10/20/46	169,438
73,613	Government National Mortgage Association II, 4.0%, 2/20/48	76,404
73,849	Government National Mortgage Association II, 4.0%, 4/20/48	76,651
10,091	Government National Mortgage Association II, 4.5%, 9/20/41	10,625
65,250	Government National Mortgage Association II, 4.5%, 5/20/43	68,679
186,875	Government National Mortgage Association II, 4.5%, 1/20/44	196,662
174,461	Government National Mortgage Association II, 4.5%, 9/20/44	180,463
50,199	Government National Mortgage Association II, 4.5%, 10/20/44	52,830
103,963	Government National Mortgage Association II, 4.5%, 11/20/44	109,394
642,811	Government National Mortgage Association II, 4.5%, 2/20/48	669,415
1,782	Government National Mortgage Association II, 5.0%, 11/20/19	1,825
838	Government National Mortgage Association II, 5.0%, 1/20/20	859
210	Government National Mortgage Association II, 6.0%, 7/20/19	210
11,129	Government National Mortgage Association II, 6.0%, 11/20/33	12,569
2,194	Government National Mortgage Association II, 6.5%, 8/20/28	2,456
3,311	Government National Mortgage Association II, 6.5%, 12/20/28	3,735
2,052	Government National Mortgage Association II, 6.5%, 9/20/31	2,350
2,432	Government National Mortgage Association II, 7.0%, 5/20/26	2,646
6,837	Government National Mortgage Association II, 7.0%, 2/20/29	7,755
1,024	Government National Mortgage Association II, 7.0%, 1/20/31	1,188
558	Government National Mortgage Association II, 7.5%, 8/20/27	634
205	Government National Mortgage Association II, 8.0%, 8/20/25	222
484,800	U.S. Treasury Bonds, 3.125%, 5/15/48	514,058
283,264	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	272,043
2,393,111	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	2,366,339
3,048,858	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	3,105,357
2,179,280	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	2,223,821
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $50,813,706)	$50,463,938
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $174,216,679)	$174,661,037

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.6%
	CLOSED-END FUND - 1.6% of Net Assets
321,413	Pioneer ILS Interval Fund(k)	$ –	$ –	$ (12,857)	$2,767,362
	TOTAL CLOSED-END FUND
	(Cost $3,263,545)				$2,767,362
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.6%
	(Cost $3,263,545)				$2,767,362
	OTHER ASSETS AND LIABILITIES - (0.5)%				$(918,376)
	NET ASSETS - 100.0%				$176,510,023

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
GO	General Obligation
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2019, the value of these securities amounted to $59,614,333, or 33.8% of net assets.

(TBA)	"To Be Announced" Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2019.
(c)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2019.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2019.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities are restricted as to resale.
(g)	Non-income producing security.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j)	This term loan will settle after March 31, 2019, at which time the interest rate will be determined.
(k)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser").

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
81	U.S. 2 Year Note	6/28/19	$17,194,784	$17,260,594	$65,810
72	U.S. 5 Year Note	6/28/19	8,258,055	8,339,625	81,570
7	U.S. Ultra Bond	6/19/19	1,129,321	1,176,000	46,679
			$26,582,160	$26,776,219	$194,059

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
49	U.S. 10 Year Note	6/19/19	$5,991,803	$6,086,719	$(94,916)
83	U.S. 10 Year Ultra	6/19/19	10,781,570	11,020,844	(239,274)
14	U.S. Long Bond	6/19/19	2,036,125	2,095,187	(59,062)
			$18,809,498	$19,202,750	$(393,252)

TOTAL FUTURES CONTRACTS			$7,772,662	$7,573,469	$(199,193)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index		Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
1,200,000	Markit CDX North America Investment Grade Index Series 24		Receive	1.00%	6/20/20	$19,383	$(7,942)	$11,441
347,523	Markit CDX North America High Yield Index Series 31		Receive	5.00%	12/20/23	5,380	18,562	23,942
1,000,000	Markit CDX North America High Yield Index Series 32		Receive	5.00%	6/20/24	65,719	2,647	68,366
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$90,482	$13,267	$103,749

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
140,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	$(462)	$3,572	$3,110
100,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(283)	2,505	2,222
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(745)	$6,077	$5,332
TOTAL SWAP CONTRACTS						$89,737	$19,344	$109,081

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$861,300	$–	$–	$861,300
Asset Backed Securities	–	16,298,841	249,957	16,548,798
Collateralized Mortgage Obligations	–	41,316,036	151,734	41,467,770
Corporate Bonds	–	56,689,816	–	56,689,816
Foreign Government Bonds	–	661,435	–	661,435
Insurance-Linked Securities Reinsurance Sidecars Multiperil - Worldwide	–	–	37,745	37,745
Municipal Bonds	–	1,364,508	–	1,364,508
Senior Secured Floating Rate Loan Interests	–	6,565,727	–	6,565,727
U.S. Government and Agency Obligations	–	50,463,938	–	50,463,938
Affiliated Closed-End Fund	–	2,767,362	–	2,767,362
Total Investments in Securities	$861,300	$176,127,663	$439,436	$177,428,399
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(199,193)	$–	$–	$(199,193)
Swap contracts, at value	–	109,081	–	109,081
Total Other Financial Instruments	$(199,193)	$109,081	$–	$(90,112)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Asset Backed Securities	Collateralized Mortgage Obligations	Insurance-Linked Securities	Total
Balance as of 12/31/18	$--	$--	$42,775	$42,775
Realized gain (loss)	--	--	--	--
Change in unrealized appreciation (depreciation)	--	--	(5,030)	2,872
Accrued discounts/premiums	--	--	--	--
Purchases	249,957	151,734	--	401,691
Sales	--	--	--	(7,902)
Transfers in to Level 3*	--	--	--	--
Transfers out of Level 3*	--	–	–	–
Balance as of 3/31/19	$249,957	$151,734	$37,745	$439,436

* Transfers are calculated on the beginning of period values. During the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2019: $2,872.